Tidal Trust II
234 West Florida Street, Suite 203
Milwaukee, WI 53204

December 7, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add a new series, the YieldMaxTM MSTR Option Income Strategy ETF, is Post-Effective Amendment No. 145 and Amendment No. 148 to the Trust’s Registration Statement on Form N-1A.

The Trust respectfully notes that this is the fourth YieldMax single stock filing. It incorporates Staff comments from the first YieldMax single stock filing (July 13, 2022), the second YieldMax single stock filing (May 31, 2023), and the third YieldMax single stock filing (July 24, 2023). The Trust notes the foregoing in anticipation that it may help the Staff to streamline the review process for this latest submission.

If you have any questions or require further information, please contact Michael Pellegrino at (844) 986-7700 (Extension 746) or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino
Michael Pellegrino
General Counsel
Tidal Investments LLC